Condensed Interim Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.02	₪ 0.02
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	17,063,630	12,817,092
Ordinary shares, shares outstanding	17,063,630	12,817,092